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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number     811-21483
                                   ---------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


9900 Corporate Campus Drive, Suite 3000    Louisville, Kentucky       40223
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)


                              David D. Jones, Esq.


David Jones & Assoc., P.C.   395 Sawdust Road #2148   The Woodlands, Texas 77380
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (502) 657-6460
                                                     --------------------


Date of fiscal year end:      February 28, 2005
                         ------------------------------


Date of reporting period:     November 30, 2004
                          -----------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)
================================================================================
 SHARES  COMMON STOCKS - 87.8%                                        VALUE
--------------------------------------------------------------------------------
          CONSUMER DISCRETIONARY - 14.3%
  1,430   Banta Corp.                                              $  63,635
  2,495   CEC Entertainment, Inc. (a)                                101,521
 10,595   Charming Shoppes, Inc. (a)                                  99,063
  8,970   Comfort Systems USA, Inc. (a)                               64,584
  5,184   Gray Television, Inc.                                       77,760
  7,862   Labor Ready, Inc. (a)                                      124,848
  3,451   Lone Star Steakhouse & Saloon, Inc.                         93,142
    900   Media General, Inc. - Class A                               55,980
  1,950   Modine Manufacturing Co.                                    62,693
 12,153   MPS Group, Inc. (a)                                        136,843
  2,189   Penn National Gaming, Inc. (a)                             115,514
  1,929   Phillips-Van Heusen Corp.                                   52,662
  4,062   Pinnacle Entertainment, Inc. (a)                            73,847
  2,555   Reebok International Ltd.                                   99,338
  2,069   R.H. Donnelley Corp. (a)                                   113,174
 15,062   Stewart Enterprises, Inc. - Class A (a)                    111,760
  3,310   TRW Automotive Holdings Corp. (a)                           70,106
  2,286   United Stationers, Inc. (a)                                109,454
  4,795   Warnaco Group, Inc. (The) (a)                               95,277
  2,520   West Marine, Inc. (a)                                       58,212
  2,645   Zale Corp.(a)                                               77,366
                                                                   ----------
                                                                   1,856,779
                                                                   ----------
          ENERGY - 4.3%
  6,910   Brigham Exploration Co. (a)                                 64,608
 12,212   Magnum Hunter Resources, Inc. (a)                          163,641
  2,575   Massey Energy Co.                                           90,434
  3,460   Spinnaker Exploration Co. (a)                              125,494
  3,028   Unit Corp. (a)                                             119,969
                                                                   ----------
                                                                     564,146
                                                                   ----------
          FINANCIALS - 26.6%
  3,980   Advanta Corp. - Class B                                     95,042
  2,793   Affiliated Managers Group, Inc. (a)                        177,020
  3,897   AMCORE Financial, Inc.                                     126,769
  2,660   AmerUs Group Co.                                           115,896
  2,970   Archipelago Holdings, Inc. (a)                              66,083
  1,952   Chemical Financial Corp.                                    81,789
  3,567   City Holding Co.                                           131,694
  3,099   Commercial Federal Corp.                                    90,274
  3,029   Delphi Financial Group, Inc. - Class A                     140,727
  6,516   Dime Community Bancshares                                  119,569
  1,425   FirstFed Financial Corp. (a)                                74,984
  4,415   FirstMerit Corp.                                           120,839
  1,134   Forest City Enterprises, Inc. - Class A                     60,896
  3,140   Greater Bay Bancorp                                         91,217
 28,586   Instinet Group, Inc. (a)                                   171,230

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES  COMMON STOCKS - 87.8% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          FINANCIALS - 26.6% (CONTINUED)
  6,360   Investment Technology Group, Inc. (a)                    $ 106,594
 11,105   Knight Trading Group, Inc. - Class A (a)                   126,708
  2,370   MAF Bancorp, Inc.                                          108,783
  1,710   National Financial Partners Corp.                           59,405
  3,100   Navigators Group, Inc. (a)                                  87,575
  4,440   Odyssey Re Holdings Corp.                                  107,226
  6,270   Ohio Casualty Corp. (a)                                    134,680
  2,194   Piper Jaffray Companies, Inc. (a)                          100,946
  4,745   Raymond James Financial, Inc.                              140,357
  3,090   RLI Corp.                                                  128,698
  4,372   Sky Financial Group, Inc.                                  126,613
  2,763   Susquehanna Bancshares, Inc.                                71,838
  1,675   Triad Guaranty, Inc. (a)                                   100,500
  3,662   Trustmark Corp.                                            112,790
  9,725   Universal American Financial Corp. (a)                     129,829
  3,202   Whitney Holding Corp.                                      147,740
                                                                   ----------
                                                                   3,454,311
                                                                   ----------
          HEALTH CARE - 4.5%
  1,801   AMERIGROUP Corp. (a)                                       124,269
  2,529   Andrx Corp. (a)                                             45,016
    976   Cooper Companies, Inc. (The)                                67,861
  2,458   Covance, Inc. (a)                                           96,993
  1,462   Dade Behring Holdings, Inc. (a)                             78,495
  1,859   Invacare Corp.                                              93,898
  2,225   Sybron Dental Specialties, Inc. (a)                         76,407
                                                                   ----------
                                                                     582,939
                                                                   ----------
          INDUSTRIALS - 14.0%
  1,710   Actuant Corp. - Class A (a)                                 80,404
  2,290   Acuity Brands, Inc.                                         67,395
  3,087   Ametek, Inc.                                               100,883
  9,218   BE Aerospace, Inc. (a)                                      97,683
  1,743   CNF, Inc.                                                   81,485
  1,383   Curtiss-Wright Corp.                                        82,427
  1,490   Dycom Industries, Inc. (a)                                  43,419
  2,069   Eagle Materials, Inc.                                      156,416
  2,733   Genesee & Wyoming, Inc. - Class A (a)                       75,349
  2,849   Hub Group, Inc. - Class A (a)                              123,932
  1,500   Kennametal, Inc.                                            76,950
  6,996   Northwest Airlines Corp. (a)                                71,639
  2,037   Overnight Corp.                                             71,987
  4,870   Sirva, Inc. (a)                                             96,913
  2,795   Ultratech, Inc. (a)                                         48,158
  2,899   Pacer International, Inc. (a)                               56,704
  2,850   Wabash National Corp. (a)                                   70,879
  4,553   Wabtec Corp.                                                93,655

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS - 87.8% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
          INDUSTRIALS - 14.0% (CONTINUED)
  3,781   Watts Water Technologies, Inc. - Class A                 $ 115,812
 11,305   WCA Waste Corp. (a)                                        115,876
  3,875   Werner Enterprises, Inc.                                    87,188
                                                                   ----------
                                                                   1,815,154
                                                                   ----------

          INFORMATION TECHNOLOGY - 7.6%
  8,020   Cypress Semiconductor Corp. (a)                             78,997
  6,710   Fairchild Semiconductor International, Inc. (a)            102,663
  2,315   FileNET Corp. (a)                                           62,065
  4,690   Informatica Corp. (a)                                       36,582
  5,105   Insight Enterprises, Inc. (a)                              103,274
  5,540   Integrated Device Technology, Inc. (a)                      62,879
  3,140   Inter-Tel, Inc.                                             88,925
  7,715   MatrixOne, Inc. (a)                                         50,996
  6,180   NetIQ Corp. (a)                                             75,829
 12,561   Parametric Technology Corp. (a)                             73,482
  3,991   Photronics, Inc. (a)                                        75,190
  3,614   Standard Microsystems Corp. (a)                             88,832
  4,800   Sybase, Inc. (a)                                            82,704
                                                                   ----------
                                                                     982,418
                                                                   ----------

          MATERIALS - 9.8%
  3,678   Airgas, Inc.                                                97,761
  4,720   AMCOL International Corp.                                   95,344
  5,008   Brush Engineered Materials, Inc. (a)                        97,656
  7,677   Century Aluminum Co.                                       196,685
  1,640   Commercial Metals Co.                                       74,358
  2,361   Cytec Industries, Inc.                                     114,768
  1,349   Florida Rock Industries, Inc.                               75,949
  8,735   Glatfelter                                                 125,173
  8,557   Hercules, Inc.                                             127,499
  2,785   Packaging Corp. of America                                  64,055
  1,783   Steel Dynamics, Inc.                                        72,265
  1,060   Texas Industries, Inc.                                      63,600
  2,535   Timken Co. (The)                                            65,910
                                                                   ----------
                                                                   1,271,023
                                                                   ----------

          TELECOMMUNICATION SERVICES - 1.2%
 11,978   Arris Group, Inc.                                           68,155
  5,015   Brightpoint, Inc. (a)                                       95,837
                                                                   ----------
                                                                     163,992
                                                                   ----------
          UTILITIES - 5.5%
  3,577   AGL Resources, Inc.                                        118,721
  2,512   ALLETE, Inc.                                                91,437
  2,447   Energen Corp.                                              141,583
  1,683   New Jersey Resources Corp.                                  73,211

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES   COMMON STOCKS - 87.8% (CONTINUED)                           VALUE
--------------------------------------------------------------------------------
          UTILITIES - 5.5% (CONTINUED)
  4,384   ONEOK, Inc.                                              $ 122,401
  2,500   UGI Corp.                                                  101,450
  2,682   Vectren Corp.                                               70,215
                                                                   ---------
                                                                     719,018
                                                                  ----------

          TOTAL COMMON STOCKS (Cost $10,042,436)                 $11,409,780
                                                                 -----------

================================================================================
 SHARES   REAL ESTATE INVESTMENT TRUSTS - 7.3%                        VALUE
--------------------------------------------------------------------------------
          DIVERSIFIED - 0.5%
  2,936   First Potomac Realty Trust                               $  67,499
                                                                  ----------

          INDUSTRIAL/OFFICE - 2.5%
  3,244   Brandywine Realty Trust                                     92,292
  5,240   Corporate Office Properties Trust                          145,567
  3,254   Highwoods Properties, Inc.                                  84,181
                                                                  ----------
                                                                     322,040
                                                                  ----------

          LODGING/RESORT - 2.7%
 11,661   Ashford Hospitality Trust                                  115,444
 10,718   Highland Hospitality Corp.                                 120,684
 16,650   Meristar Hospitality Corp.                                 113,220
                                                                  ----------
                                                                     349,348
                                                                  ----------
          RESIDENTIAL - 0.9%
  3,607   Summit Properties, Inc.                                    114,883
                                                                  ----------

          RETAIL - 0.7%
  3,070   Ramco-Gershenson Properties Trust                           93,420
                                                                  ----------

          TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $835,039)      $ 947,190
                                                                  ----------
================================================================================
 SHARES   CLOSED-END DOMESTIC FUNDS - 2.0%                            VALUE
--------------------------------------------------------------------------------
  1,386   iShares Russell 2000 Value Index Fund (Cost $260,831)    $ 262,702
                                                                  ----------

================================================================================
 SHARES   MONEY MARKET FUNDS - 4.7%                                   VALUE
--------------------------------------------------------------------------------
606,276   First American Treasury Obligation Fund -
           Class Y (Cost $606,276)                                 $ 606,276
                                                                  ----------

          TOTAL INVESTMENT SECURITIES - 101.8%                  $ 13,225,948
          (Cost $11,744,582)

          LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%)            (232,674)
                                                                  ----------

          NET ASSETS - 100.0%                                   $ 12,993,274
                                                                ============

          (a) Non-income producing security.

See accompanying notes to portfolio of investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund (the "Fund") that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of November 30, 2004:

              Cost of portfolio investments                 $  11,762,659
                                                          ==================
              Gross unrealized appreciation                 $   1,526,089
              Gross unrealized depreciation                       (62,800)
                                                          ------------------
              Net unrealized appreciation                   $   1,463,289
                                                          ==================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             ------------------------------------------------------



By (Signature and Title)*    /s/ Matthew G. Bevin
                           ----------------------------------------
                           Matthew G. Bevin, President

Date          December 21, 2004
      ---------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Matthew G. Bevin
                           ----------------------------------------
                           Matthew G. Bevin, President


Date          December 21, 2004
      ---------------------------------


By (Signature and Title)*     /s/ Mark J. Seger
                           ----------------------------------------
                           Mark J. Seger, Treasurer

Date          December 21, 2004
      ---------------------------------


* Print the name and title of each signing officer under his or her signature.